Nature of Operations	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Nature of Operations
Nature of Operations

Note 1: Nature of Operations

ShiftPixy, Inc. was incorporated on June 3, 2015. The Company is a specialized staffing service provider that provides solutions for large contingent part-time workforce demands, primarily in the restaurant and hospitality service trades. The Company’s focus is on the restaurant industry in Southern California.

On March 25, 2020, the Company filed Amended and Restated Articles of Incorporation (the "Restated Articles of Incorporation") with the Wyoming Secretary of State, which were approved by the Company's board of directors (the "Board of Directors") and its shareholders representing a majority of its outstanding shares of capital stock. The Restated Articles of Incorporation, among other things, set conversion rights for the Company's Class A Preferred Stock, par value $0.0001 per share, to convert into shares of common stock on a one-for-one basis.

The Company and its wholly-owned subsidiary Rethink, Inc. (“RT”) function as employment administrative services (“EAS”) providers including services such as administrative and processing services, performing functions in the nature of a payroll processor, human resources consultant, administrator of workers’ compensation coverages and claims and provide workers compensation coverage written in the names of the clients (as may be required by some states). The Company has built a human resources information systems platform to assist in customer acquisition and hopes that this mechanism may become a way to onboard new clients into the Company’s closed proprietary operating and processing information system (the “ShiftPixy Ecosystem”) when eligible clients recognize the value of the services provided by the parent Company. This platform is expected to facilitate additional value-added services in future reporting periods. In January 2020, the Company sold Shift Human Capital Management Inc. (“SHCM”), previously a wholly-owned subsidiary of the Company, and assigned the majority of the Company’s billable clients to a third party for cash as described below in Note 3 and formed RT.

The Company is currently operating in one reportable segment.

Note 1: Nature of Operations

ShiftPixy, Inc. (the “Company”) was incorporated on June 3, 2015. The Company is a specialized staffing service provider that provides solutions for large contingent part-time workforce demands, primarily in the restaurant, hospitality and maintenance service trades. The Company’s focus is on the restaurant industry in Southern California.

Both ShiftPixy, Inc and its wholly-owned subsidiary, Shift Human Capital Management Inc. (“SHCM”), function as an employment administrative services (“EAS”) provider including services such as administrative and processing services, performing functions in the nature of a payroll processor, human resources consultant, administrator of workers’ compensation coverages and claims and provides workers compensation coverage written in the names of the clients (as may be required by some states). The Company has built a human resources information systems platform to assist in customer acquisition and hopes that this mechanism may become a way to onboard new clients into the ShiftPixy Ecosystem when eligible clients recognize the value of the services provided by the parent Company.